UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 29, 2024
Semiannual Report
to Shareholders
DWS Multi-Asset Conservative
Allocation Fund
DWS Multi-Asset Moderate Allocation Fund

Contents

3	Performance Summaries
9	Portfolio Manager
10	Portfolio Summaries
11	Investment Portfolios
21	Statements of Assets and Liabilities
23	Statements of Operations
24	Statements of Changes in Net Assets
26	Financial Highlights
32	Notes to Financial Statements
46	Other Information
47	Information About Each Fund’s Expenses
50	Liquidity Risk Management
51	Advisory Agreement Board Considerations and Fee Evaluation
56	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Each Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, each Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose each Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Performance SummariesFebruary 29, 2024 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	5.80%	9.66%	3.86%	3.30%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–0.28%	3.36%	2.63%	2.69%
S&P Target Risk Conservative Index†	5.41%	9.66%	3.88%	3.69%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.97%	5.04%	3.39%
Adjusted for the Maximum Sales Charge (max 5.75% load)		4.59%	3.81%	2.78%
S&P Target Risk Conservative Index†		10.94%	4.60%	3.76%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	5.41%	8.85%	3.08%	2.54%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.41%	8.85%	3.08%	2.54%
S&P Target Risk Conservative Index†	5.41%	9.66%	3.88%	3.69%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.05%	4.24%	2.62%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		10.05%	4.24%	2.62%
S&P Target Risk Conservative Index†		10.94%	4.60%	3.76%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
No Sales Charges	5.95%	9.95%	4.11%	3.56%
S&P Target Risk Conservative Index†	5.41%	9.66%	3.88%	3.69%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
No Sales Charges		11.18%	5.30%	3.65%
S&P Target Risk Conservative Index†		10.94%	4.60%	3.76%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	3

DWS Multi-Asset Conservative Allocation Fund
most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2023 are 1.17%, 2.03% and 0.92% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.

4	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.
On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/29/24	$12.82	$12.81	$12.80
8/31/23	$12.49	$12.48	$12.47
Distribution Information as of 2/29/24
Income Dividends, Six Months	$.13	$.08	$.14
Capital Gain Distributions	$.2616	$.2616	$.2616

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	5

DWS Multi-Asset Moderate Allocation Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	8.29%	13.46%	6.00%	4.80%
Adjusted for the Maximum Sales Charge (max 5.75% load)	2.07%	6.94%	4.76%	4.18%
S&P Target Risk Moderate Index†	6.22%	11.36%	4.86%	4.47%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		13.89%	7.26%	4.70%
Adjusted for the Maximum Sales Charge (max 5.75% load)		7.34%	6.00%	4.08%
S&P Target Risk Moderate Index†		12.41%	5.66%	4.48%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	7.92%	12.70%	5.22%	4.03%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.92%	12.70%	5.22%	4.03%
S&P Target Risk Moderate Index†	6.22%	11.36%	4.86%	4.47%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		12.99%	6.44%	3.91%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		12.99%	6.44%	3.91%
S&P Target Risk Moderate Index†		12.41%	5.66%	4.48%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
No Sales Charges	8.58%	13.90%	6.28%	5.07%
S&P Target Risk Moderate Index†	6.22%	11.36%	4.86%	4.47%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
No Sales Charges		14.08%	7.50%	4.95%
S&P Target Risk Moderate Index†		12.41%	5.66%	4.48%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

6	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2023 are 1.77%, 2.58% and 1.52% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.
On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	7

DWS Multi-Asset Moderate Allocation Fund
‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/29/24	$9.44	$9.46	$9.43
8/31/23	$9.22	$9.20	$9.21
Distribution Information as of 2/29/24
Income Dividends, Six Months	$.18	$.11	$.21
Capital Gain Distributions	$.3545	$.3545	$.3545

8	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Portfolio Manager
Darwei Kung, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of each Fund. Began managing each Fund in 2023.
—Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.
—Head of Investment Strategy Liquidity Real Assets: New York.
—BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	9

Portfolio Summaries(Unaudited)
DWS Multi-Asset Conservative Allocation Fund
Asset Allocation (As a % of Investment Portfolio)	2/29/24	8/31/23
Fixed Income — Bond Funds	7%	7%
Fixed Income — Exchange-Traded Funds	50%	56%
Fixed Income — Money Market Funds	3%	2%
Equity — Equity Funds	31%	26%
Equity — Exchange-Traded Funds	9%	8%
Government & Agency Obligations	0%	1%
	100%	100%
DWS Multi-Asset Moderate Allocation Fund
Asset Allocation (As a % of Investment Portfolio)	2/29/24	8/31/23
Fixed Income — Bond Funds	5%	5%
Fixed Income — Exchange-Traded Funds	28%	31%
Fixed Income — Money Market Funds	2%	3%
Equity — Equity Funds	50%	47%
Equity — Exchange-Traded Funds	15%	13%
Government & Agency Obligations	0%	1%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about each Fund’s investment portfolio, see page 11-20. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 56 for contact information.

10	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Investment Portfoliosas of February 29, 2024 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 30.9%
DWS Core Equity Fund “Institutional” (a)	191,101	6,367,503
DWS Emerging Markets Equity Fund “Institutional” (a)	136,375	2,322,461
DWS ESG Core Equity Fund “Institutional” (a)	328,543	6,935,541
DWS RREEF Global Infrastructure Fund “Institutional” (a)	45,032	652,061
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)	49,147	334,199
DWS RREEF Real Estate Securities Fund “Institutional” (a)	76,506	1,576,789
DWS Small Cap Core Fund “S” (a)	27,543	1,291,227
Total Equity — Equity Funds (Cost $13,040,181)		19,479,781
Equity — Exchange-Traded Funds 9.4%
iShares Core MSCI Europe ETF	52,887	2,946,864
iShares MSCI Japan ETF	28,788	1,989,827
iShares MSCI Pacific ex Japan ETF	15,190	640,866
SPDR S&P Global Natural Resources ETF	5,705	304,989
Total Equity — Exchange-Traded Funds (Cost $5,090,653)		5,882,546
Fixed Income — Bond Funds 6.5%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	107,248	597,372
DWS High Income Fund “Institutional” (a)	810,190	3,516,222
Total Fixed Income — Bond Funds (Cost $3,980,259)		4,113,594
Fixed Income — Exchange-Traded Funds 50.1%
iShares GNMA Bond ETF	176,785	7,635,344
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,436	2,846,100
iShares JP Morgan USD Emerging Markets Bond ETF	47,263	4,173,323
iShares U.S. Treasury Bond ETF	305,574	6,921,251
Vanguard Intermediate-Term Corporate Bond ETF	66,395	5,297,657
Vanguard Total International Bond ETF	97,298	4,741,332
Total Fixed Income — Exchange-Traded Funds (Cost $32,424,105)		31,615,007

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	11

DWS Multi-Asset Conservative Allocation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.261% (b), 3/21/2024 (c)	150,000	149,559
5.313% (b), 3/21/2024 (c)	100,000	99,706
Total Government & Agency Obligations (Cost $249,266)		249,265

	Shares	Value ($)
Fixed Income — Money Market Funds 2.8%
DWS Central Cash Management Government Fund, 5.35% (a) (d), 1/1/2030 (Cost $1,778,316)	1,778,316	1,778,316

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,562,780)	100.1	63,118,509
Other Assets and Liabilities, Net	(0.1)	(42,410)
Net Assets	100.0	63,076,099
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 29, 2024 are as follows:
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Equity — Equity Funds 30.9%
DWS Core Equity Fund “Institutional” (a)
5,579,314	1,139,737	1,016,000	58,234	606,218	29,436	279,402	191,101	6,367,503
DWS Emerging Markets Equity Fund “Institutional” (a)
2,214,492	333,346	300,000	(55,499)	130,122	51,347	—	136,375	2,322,461
DWS ESG Core Equity Fund “Institutional” (a)
5,812,453	598,892	126,400	20,035	630,561	60,654	117,538	328,543	6,935,541
DWS RREEF Global Infrastructure Fund “Institutional” (a)
923,409	10,123	301,000	(18,168)	37,697	10,122	—	45,032	652,061
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
—	311,100	—	—	23,099	—	—	49,147	334,199
The accompanying notes are an integral part of the financial statements.

12	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
DWS RREEF Real Estate Securities Fund “Institutional” (a)
1,294,636	354,891	197,500	(7,541)	132,303	16,491	—	76,506	1,576,789
DWS Small Cap Core Fund “S” (a)
667,373	562,448	—	—	61,406	4,848	—	27,543	1,291,227
Fixed Income — Bond Funds 6.5%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
624,378	6,099	—	—	(33,105)	6,099	—	107,248	597,372
DWS High Income Fund “Institutional” (a)
3,798,733	116,122	476,000	5,803	71,564	116,123	—	810,190	3,516,222
Fixed Income — Money Market Funds 2.8%
DWS Central Cash Management Government Fund, 5.35% (a) (d)
1,107,921	9,699,851	9,029,456	—	—	52,285	—	1,778,316	1,778,316
22,022,709	13,132,609	11,446,356	2,864	1,659,865	347,405	396,940	3,550,001	25,371,691
During the period ended February 29, 2024, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $3,432,758 and $2,416,900, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $10,505,505 and $14,661,255, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At February 29, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
At February 29, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2024	10	1,104,167	1,104,375	208
2 Year U.S. Treasury Note	USD	6/28/2024	86	17,598,634	17,608,500	9,866
S&P 500 E-Mini Index	USD	3/15/2024	1	233,891	255,188	21,297
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	13

DWS Multi-Asset Conservative Allocation Fund
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
U.S. Long Bond	USD	6/18/2024	10	1,190,887	1,192,500	1,613
U.S. Ultra Bond	USD	6/18/2024	8	1,021,772	1,023,000	1,228
Total unrealized appreciation						34,212
At February 29, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Ultra Bond	USD	6/18/2024	33	3,754,107	3,767,672	(13,565)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$19,479,781	$—	$—	$19,479,781
Equity — Exchange-Traded Funds	5,882,546	—	—	5,882,546
Fixed Income — Bond Funds	4,113,594	—	—	4,113,594
Fixed Income — Exchange-Traded Funds	31,615,007	—	—	31,615,007
Government & Agency Obligations	—	249,265	—	249,265
Fixed Income — Money Market Funds	1,778,316	—	—	1,778,316
Derivatives (a)
Futures Contracts	34,212	—	—	34,212
Total	$62,903,456	$249,265	$—	$63,152,721

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(13,565)	$—	$—	$(13,565)
Total	$(13,565)	$—	$—	$(13,565)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	15

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 50.5%
DWS Core Equity Fund “Institutional” (a)	214,423	7,144,568
DWS Emerging Markets Equity Fund “Institutional” (a)	80,304	1,367,581
DWS RREEF Global Infrastructure Fund “Institutional” (a)	39,335	569,567
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)	33,658	228,874
DWS RREEF Real Estate Securities Fund “Institutional” (a)	53,885	1,110,569
DWS Small Cap Core Fund “S” (a)	14,479	678,765
Total Equity — Equity Funds (Cost $6,326,623)		11,099,924
Equity — Exchange-Traded Funds 14.7%
iShares Core MSCI Europe ETF	27,371	1,525,112
iShares MSCI Japan ETF	16,761	1,158,520
iShares MSCI Pacific ex Japan ETF	7,935	334,778
SPDR S&P Global Natural Resources ETF	3,893	208,120
Total Equity — Exchange-Traded Funds (Cost $2,793,643)		3,226,530
Fixed Income — Bond Funds 4.5%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	7	51
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	58,933	328,259
DWS High Income Fund “Institutional” (a)	153,869	667,793
Total Fixed Income — Bond Funds (Cost $974,550)		996,103
Fixed Income — Exchange-Traded Funds 28.5%
iShares 7-10 Year Treasury Bond ETF, “B”	18,592	1,751,738
iShares Core International Aggregate Bond ETF	15,098	747,653
iShares GNMA Bond ETF	33,192	1,433,563
iShares JP Morgan USD Emerging Markets Bond ETF	7,620	672,846
Vanguard Intermediate-Term Corporate Bond ETF	20,804	1,659,951
Total Fixed Income — Exchange-Traded Funds (Cost $6,356,631)		6,265,751

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.315% (b), 3/21/2024 (c) (Cost $99,705)	100,000	99,706

The accompanying notes are an integral part of the financial statements.

16	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Fixed Income — Money Market Funds 2.1%
DWS Central Cash Management Government Fund, 5.35% (a) (d), 1/1/2030 (Cost $459,917)	459,917	459,917

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,011,069)	100.7	22,147,931
Other Assets and Liabilities, Net	(0.7)	(156,861)
Net Assets	100.0	21,991,070
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 29, 2024 are as follows:
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Equity — Equity Funds 50.5%
DWS Core Equity Fund “Institutional” (a)
6,971,951	396,675	931,000	301,542	405,400	34,022	301,954	214,423	7,144,568
DWS Emerging Markets Equity Fund “Institutional” (a)
1,296,059	256,552	230,000	(28,113)	73,083	30,051	—	80,304	1,367,581
DWS RREEF Global Infrastructure Fund “Institutional” (a)
728,896	7,990	183,000	(24,271)	39,952	7,990	—	39,335	569,567
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
—	214,400	—	—	14,474	—	—	33,658	228,874
DWS RREEF Real Estate Securities Fund “Institutional” (a)
766,507	340,737	81,300	4,891	79,734	10,535	—	53,885	1,110,569
DWS Small Cap Core Fund “S” (a)
327,811	318,781	—	—	32,173	2,381	—	14,479	678,765
Fixed Income — Bond Funds 4.5%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
47	1	—	—	3	1	—	7	51
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
330,601	121,283	107,800	(6,883)	(8,942)	2,684	—	58,933	328,259
DWS High Income Fund “Institutional” (a)
789,790	23,485	162,000	4,750	11,768	23,485	—	153,869	667,793
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	17

DWS Multi-Asset Moderate Allocation Fund
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Fixed Income — Money Market Funds 2.1%
DWS Central Cash Management Government Fund, 5.35% (a) (d)
668,212	3,810,656	4,018,951	—	—	19,024	—	459,917	459,917
11,879,874	5,490,560	5,714,051	251,916	647,645	130,173	301,954	1,108,810	12,555,944
During the period ended February 29, 2024 purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $1,679,904 and $1,695,100, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $2,690,945 and $2,864,920, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At February 29, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
At February 29, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	6/28/2024	17	3,478,770	3,480,750	1,980
3 Year U.S. Treasury Note	USD	6/28/2024	1	208,542	208,688	146
Euro Stoxx 50 Index	EUR	3/15/2024	3	144,779	158,683	13,904
S&P 500 E-Mini Index	USD	3/15/2024	2	467,781	510,375	42,594
U.S. Long Bond	USD	6/18/2024	4	476,355	477,000	645
U.S. Ultra Bond	USD	6/18/2024	2	255,443	255,750	307
Total unrealized appreciation						59,576
The accompanying notes are an integral part of the financial statements.

18	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
At February 29, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2024	5	552,018	552,187	(169)
10 Year U.S. Ultra Bond	USD	6/18/2024	3	341,282	342,516	(1,234)
Total unrealized depreciation						(1,403)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	19

DWS Multi-Asset Moderate Allocation Fund
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,099,924	$—	$—	$11,099,924
Equity — Exchange-Traded Funds	3,226,530	—	—	3,226,530
Fixed Income — Bond Funds	996,103	—	—	996,103
Fixed Income — Exchange-Traded Funds	6,265,751	—	—	6,265,751
Government & Agency Obligations	—	99,706	—	99,706
Fixed Income — Money Market Funds	459,917	—	—	459,917
Derivatives (a)
Futures Contracts	59,576	—	—	59,576
Total	$22,107,801	$99,706	$—	$22,207,507

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(1,403)	$—	$—	$(1,403)
Total	$(1,403)	$—	$—	$(1,403)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Assets and Liabilities
as of February 29, 2024 (Unaudited)

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $37,764,024 and $9,249,979, respectively)	$37,746,818	$9,591,987
Investments in affiliated Underlying Funds, at value (cost $18,798,756 and $7,761,090, respectively)	25,371,691	12,555,944
Cash	10,352	12,452
Receivable for Fund shares sold	1,415	3,960
Receivable for variation margin on futures contracts	5,120	4,320
Other assets	31,042	24,497
Total assets	63,166,438	22,193,160
Liabilities
Payable for Fund shares redeemed	5,631	143,008
Accrued Trustees' fees	943	479
Other accrued expenses and payables	83,765	58,603
Total liabilities	90,339	202,090
Net assets, at value	$63,076,099	$21,991,070
Net Assets Consist of
Distributable earnings (loss)	5,753,792	5,600,648
Paid-in capital	57,322,307	16,390,422
Net assets, at value	$63,076,099	$21,991,070
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	21

Statements of Assets and Liabilities as of February 29, 2024 (Unaudited) (continued)

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A
Net assets applicable to shares outstanding	27,264,764	15,399,856
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,126,347	1,630,519
Net Asset Value and redemption price per share	$12.82	$9.44
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$13.60	$10.02
Class C
Net assets applicable to shares outstanding	1,051,771	892,009
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	82,094	94,293
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$12.81	$9.46
Class S
Net assets applicable to shares outstanding	34,759,564	5,699,205
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,715,120	604,686
Net Asset Value, offering and redemption price per share	$12.80	$9.43
The accompanying notes are an integral part of the financial statements.

22	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Operations
for the six months ended February 29, 2024 (Unaudited)

Investment Income	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income:
Dividends	$767,453	$168,336
Income distributions from affiliated Underlying Funds	347,405	130,173
Total income	1,114,858	298,509
Expenses:
Management fee	31,610	11,071
Administration fee	30,229	10,412
Services to shareholders	53,683	20,430
Distribution and service fees	37,137	22,119
Custodian fee	1,760	1,987
Audit fee	23,429	23,065
Legal fees	8,456	7,966
Tax fees	3,815	3,815
Reports to shareholders	13,384	10,248
Registration fees	20,093	22,008
Trustees' fees and expenses	2,240	1,330
Other	5,687	4,687
Total expenses before expense reductions	231,523	139,138
Expense reductions	(69,355)	(75,719)
Total expenses after expense reductions	162,168	63,419
Net investment income	952,690	235,090
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	2,864	251,916
Sale of non-affiliated Underlying Funds	(1,097,000)	(78,500)
Capital gain distributions from affiliated Underlying Funds	396,940	301,954
Futures	(26,863)	37,059
Payments by affiliates (see Note F)	—	1,404
	(724,059)	513,833
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	1,659,865	647,645
Non-affiliated Underlying Funds	1,679,500	291,080
Futures	30,068	65,078
Foreign currency	(5,301)	(1,357)
	3,364,132	1,002,446
Net gain (loss)	2,640,073	1,516,279
Net increase (decrease) in net assets resulting from operations	$3,592,763	$1,751,369
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	23

Statements of Changes in Net Assets
DWS Multi-Asset Conservative Allocation Fund
	Six Months Ended February 29, 2024	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$952,690	$1,607,517
Net realized gain (loss)	(724,059)	1,365,297
Change in net unrealized appreciation (depreciation)	3,364,132	(862,084)
Net increase (decrease) in net assets resulting from operations	3,592,763	2,110,730
Distributions to shareholders:
Class A	(826,396)	(574,965)
Class C	(25,907)	(13,474)
Class S	(1,128,979)	(858,219)
Total distributions	(1,981,282)	(1,446,658)
Fund share transactions:
Proceeds from shares sold	1,550,209	2,246,029
Reinvestment of distributions	1,919,531	1,401,991
Payments for shares redeemed	(5,497,886)	(10,625,634)
Net increase (decrease) in net assets from Fund share transactions	(2,028,146)	(6,977,614)
Increase (decrease) in net assets	(416,665)	(6,313,542)
Net assets at beginning of period	63,492,764	69,806,306
Net assets at end of period	$63,076,099	$63,492,764
The accompanying notes are an integral part of the financial statements.

24	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Changes in Net Assets  (continued)

DWS Multi-Asset Moderate Allocation Fund
	Six Months Ended February 29, 2024	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$235,090	$446,437
Net realized gain (loss)	513,833	782,082
Change in net unrealized appreciation (depreciation)	1,002,446	(53,598)
Net increase (decrease) in net assets resulting from operations	1,751,369	1,174,921
Distributions to shareholders:
Class A	(847,736)	(425,300)
Class C	(42,165)	(19,109)
Class S	(344,968)	(174,414)
Total distributions	(1,234,869)	(618,823)
Fund share transactions:
Proceeds from shares sold	584,639	927,223
Reinvestment of distributions	1,222,743	611,840
Payments for shares redeemed	(1,924,882)	(2,232,271)
Net increase (decrease) in net assets from Fund share transactions	(117,500)	(693,208)
Increase (decrease) in net assets	399,000	(137,110)
Net assets at beginning of period	21,592,070	21,729,180
Net assets at end of period	$21,991,070	$21,592,070

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	25

Financial Highlights
DWS Multi-Asset Conservative Allocation Fund — Class A
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.49	$12.34	$15.27	$13.97	$13.42	$13.20
Income (loss) from investment operations:
Net investment income[a]	.18	.29	.25	.17	.23	.30
Net realized and unrealized gain (loss)	.54	.11	(2.08)	1.67	.60	.18
Total from investment operations	.72	.40	(1.83)	1.84	.83	.48
Less distributions from:
Net investment income	(.13 )	(.25 )	(.26 )	(.22 )	(.28 )	(.26 )
Net realized gains	(.26 )	—	(.84 )	(.32 )	—	—
Total distributions	(.39 )	(.25 )	(1.10)	(.54 )	(.28 )	(.26 )
Net asset value, end of period	$12.82	$12.49	$12.34	$15.27	$13.97	$13.42
Total Return (%)[b,c,d]	5.80 *	3.37	(12.89)	13.46	6.38	3.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	27	29	35	33	35
Ratio of expenses before expense reductions (%)[e]	.87 **	.86	.81	.79	.83	.81
Ratio of expenses after expense reductions (%)[e]	.65 **	.73	.65	.67	.62	.66
Ratio of net investment income (%)	2.92 **	2.33	1.83	1.20	1.70	2.30
Portfolio turnover rate (%)	23 *	36	70	39	108	31

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund — Class C
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.48	$12.33	$15.26	$13.95	$13.41	$13.19
Income (loss) from investment operations:
Net investment income[a]	.13	.19	.15	.07	.13	.21
Net realized and unrealized gain (loss)	.54	.12	(2.09)	1.67	.60	.17
Total from investment operations	.67	.31	(1.94)	1.74	.73	.38
Less distributions from:
Net investment income	(.08 )	(.16 )	(.15 )	(.11 )	(.19 )	(.16 )
Net realized gains	(.26 )	—	(.84 )	(.32 )	—	—
Total distributions	(.34 )	(.16 )	(.99 )	(.43 )	(.19 )	(.16 )
Net asset value, end of period	$12.81	$12.48	$12.33	$15.26	$13.95	$13.41
Total Return (%)[b,c,d]	5.41 *	2.59	(13.55)	12.70	5.59	2.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	2	2
Ratio of expenses before expense reductions (%)[e]	1.71 **	1.72	1.62	1.61	1.64	1.60
Ratio of expenses after expense reductions (%)[e]	1.40 **	1.48	1.40	1.42	1.37	1.41
Ratio of net investment income (%)	2.14 **	1.56	1.07	.48	.95	1.61
Portfolio turnover rate (%)	23 *	36	70	39	108	31

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	27

DWS Multi-Asset Conservative Allocation Fund — Class S
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.47	$12.32	$15.25	$13.95	$13.40	$13.18
Income (loss) from investment operations:
Net investment income[a]	.20	.32	.29	.21	.26	.33
Net realized and unrealized gain (loss)	.53	.11	(2.09)	1.66	.61	.18
Total from investment operations	.73	.43	(1.80)	1.87	.87	.51
Less distributions from:
Net investment income	(.14 )	(.28 )	(.29 )	(.25 )	(.32 )	(.29 )
Net realized gains	(.26 )	—	(.84 )	(.32 )	—	—
Total distributions	(.40 )	(.28 )	(1.13)	(.57 )	(.32 )	(.29 )
Net asset value, end of period	$12.80	$12.47	$12.32	$15.25	$13.95	$13.40
Total Return (%)[b,c]	5.95 *	3.63	(12.68)	13.76	6.65	3.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	35	39	48	45	46
Ratio of expenses before expense reductions (%)[d]	.62 **	.61	.55	.53	.55	.55
Ratio of expenses after expense reductions (%)[d]	.40 **	.48	.40	.42	.37	.41
Ratio of net investment income (%)	3.18 **	2.60	2.08	1.45	1.94	2.55
Portfolio turnover rate (%)	23 *	36	70	39	108	31

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund — Class A
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.22	$8.99	$11.26	$9.78	$9.66	$10.07
Income (loss) from investment operations:
Net investment income[a]	.10	.18	.17	.09	.13	.17
Net realized and unrealized gain (loss)	.65	.30	(1.44)	1.81	.56	(.10 )
Total from investment operations	.75	.48	(1.27)	1.90	.69	.07
Less distributions from:
Net investment income	(.18 )	(.13 )	(.21 )	(.08 )	(.23 )	(.13 )
Net realized gains	(.35 )	(.12 )	(.79 )	(.34 )	(.34 )	(.35 )
Total distributions	(.53 )	(.25 )	(1.00)	(.42 )	(.57 )	(.48 )
Net asset value, end of period	$9.44	$9.22	$8.99	$11.26	$9.78	$9.66
Total Return (%)[b,c,d]	8.29 *	5.61	(12.45)	20.00	7.12	1.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	15	15	19	16	19
Ratio of expenses before expense reductions (%)[e]	1.33 **	1.34	1.24	1.18	1.30	1.25
Ratio of expenses after expense reductions (%)[e]	.63 **	.65	.60	.74	.68	.70
Ratio of net investment income (%)	2.15 **	2.06	1.71	.86	1.34	1.79
Portfolio turnover rate (%)	21 *	38	67	39	87	36

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	29

DWS Multi-Asset Moderate Allocation Fund — Class C
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.20	$8.97	$11.23	$9.75	$9.63	$10.03
Income (loss) from investment operations:
Net investment income[a]	.06	.12	.10	.01	.06	.10
Net realized and unrealized gain (loss)	.66	.30	(1.44)	1.81	.55	(.09 )
Total from investment operations	.72	.42	(1.34)	1.82	.61	.01
Less distributions from:
Net investment income	(.11 )	(.07 )	(.13 )	(.00 )*	(.15 )	(.06 )
Net realized gains	(.35 )	(.12 )	(.79 )	(.34 )	(.34 )	(.35 )
Total distributions	(.46 )	(.19 )	(.92 )	(.34 )	(.49 )	(.41 )
Net asset value, end of period	$9.46	$9.20	$8.97	$11.23	$9.75	$9.63
Total Return (%)[b,c,d]	7.92 **	4.82	(13.08)	19.14	6.30	.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	2	2	2
Ratio of expenses before expense reductions (%)[e]	2.17 ***	2.15	2.05	1.95	2.02	1.96
Ratio of expenses after expense reductions (%)[e]	1.38 ***	1.40	1.35	1.48	1.43	1.45
Ratio of net investment income (%)	1.40 ***	1.35	.99	.11	.61	1.06
Portfolio turnover rate (%)	21 **	38	67	39	87	36

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund — Class S
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.21	$8.99	$11.25	$9.78	$9.66	$10.07
Income (loss) from investment operations:
Net investment income[a]	.11	.20	.19	.12	.15	.19
Net realized and unrealized gain (loss)	.67	.29	(1.42)	1.80	.56	(.10 )
Total from investment operations	.78	.49	(1.23)	1.92	.71	.09
Less distributions from:
Net investment income	(.21 )	(.15 )	(.24 )	(.11 )	(.25 )	(.15 )
Net realized gains	(.35 )	(.12 )	(.79 )	(.34 )	(.34 )	(.35 )
Total distributions	(.56 )	(.27 )	(1.03)	(.45 )	(.59 )	(.50 )
Net asset value, end of period	$9.43	$9.21	$8.99	$11.25	$9.78	$9.66
Total Return (%)[b,c]	8.58 *	5.77	(12.13)	20.20	7.41	1.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	6	7	6	6
Ratio of expenses before expense reductions (%)[d]	1.08 **	1.09	1.00	.94	1.03	.97
Ratio of expenses after expense reductions (%)[d]	.38 **	.40	.35	.49	.43	.45
Ratio of net investment income (%)	2.41 **	2.29	1.94	1.10	1.59	2.05
Portfolio turnover rate (%)	21 *	38	67	39	87	36

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	31

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund”  or collectively as “Funds” ) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds” ) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds” ). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.”  Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Fund’s financial statements and are available upon request.
Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.
The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

32	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.
Exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1 securities.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	33

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.
At February 29, 2024, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $57,233,421. The net unrealized appreciation for all investments based on tax cost was $5,885,088. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $7,562,728 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,677,640.
At February 29, 2024, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $17,163,817. The net unrealized appreciation for all investments based on tax cost was $4,984,114. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,267,210 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $283,096.

34	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

The Funds have reviewed the tax positions for the open tax years as of August 31, 2023 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and the realized tax character on distributions from certain securities. The Funds may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	35

date. Realized gains and losses from investment transactions are recorded on an identified cost basis.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 29, 2024, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of February 29, 2024 is included in the tables following the Funds' Investment Portfolios. For the six months ended February 29, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $452,000 to $21,184,000 for DWS Multi-Asset Conservative Allocation Fund and from approximately $281,000 to $5,091,000 for DWS Multi-Asset Moderate Allocation Fund. For the six months ended February 29, 2024, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $3,768,000 for DWS Multi-Asset Conservative Allocation Fund and from $0 to approximately $895,000 for DWS Multi-Asset Moderate Allocation Fund.
The following tables summarize the value of the Fund’s derivative instruments held as of February 29, 2024 and the related location in the

36	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	DWS Multi-Asset Conservative Allocation Fund Futures Contracts	DWS Multi-Asset Moderate Allocation Fund Futures Contracts
Equity Contracts (a)	$21,297	$56,498
Interest Rate Contracts (a)	12,915	3,078
	$34,212	$59,576
Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.

Liabilities Derivative	DWS Multi-Asset Conservative Allocation Fund Futures Contracts	DWS Multi-Asset Moderate Allocation Fund Futures Contracts
Interest Rate Contracts (a)	$(13,565)	$(1,403)
Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.
Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 29, 2024 and the related location in the accompanying

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Statements of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund Futures Contracts	DWS Multi-Asset Moderate Allocation Fund Futures Contracts
Equity Contracts (a)	$(3,384)	$49,548
Interest Rate Contracts (a)	(23,479)	(12,489)
	$(26,863)	$37,059
Each of the above derivatives is located in the following Statements of Operations accounts:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	DWS Multi-Asset Conservative Allocation Fund Futures Contracts	DWS Multi-Asset Moderate Allocation Fund Futures Contracts
Equity Contracts (a)	$8,530	$58,815
Interest Rate Contracts (a)	21,538	6,263
	$30,068	$65,078
Each of the above derivatives is located in the following Statements of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, each Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the six months ended February 29, 2024, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/

38	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

reimbursements) of 0.101% and 0.103% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.
The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At February 29, 2024, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund.
For the period from September 1, 2023 through September 30, 2023, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.05%	1.10%
Class C	1.80%	1.85%
Class S	.80%	.85%
Effective October 1, 2023 through November 30, 2024, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	.95%	1.06%
Class C	1.70%	1.81%
Class S	.70%	.81%

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For the six months ended February 29, 2024, fees waived and/or expenses reimbursed for each class were as follows:
DWS Multi-Asset Conservative Allocation Fund
Class A	$29,066
Class C	1,502
Class S	38,787
$69,355

DWS Multi-Asset Moderate Allocation Fund
Class A	$52,218
Class C	3,373
Class S	20,128
$75,719
Each Fund indirectly bears its proportionate share of fees and expenses, including the management fee paid to DIMA or other investment advisor, incurred by the Underlying Funds and in which it is invested.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee (“Administration Fee” ) of 0.097% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2024, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Unpaid at February 29, 2024
DWS Multi-Asset Conservative Allocation Fund	$30,229	$4,851
DWS Multi-Asset Moderate Allocation Fund	$10,412	$1,706
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Funds. For the six months ended

40	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

February 29, 2024, the amounts charged to the Funds by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 29, 2024
DWS Multi-Asset Conservative Allocation Fund
Class A	$8,883	$2,968
Class C	399	107
Class S	17,856	6,351
	$27,138	$9,426
DWS Multi-Asset Moderate Allocation Fund
Class A	4,868	1,652
Class C	342	128
Class S	2,909	1,074
	$8,119	$2,854
In addition, for the six months ended February 29, 2024, the amounts charged to the Funds for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statements of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$10,359
Class C	720
Class S	6,856
$17,935
DWS Multi-Asset Moderate Allocation Fund
Class A	7,358
Class C	713
Class S	1,413
$9,484
Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements

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with various firms at various rates for sales of Class C shares. For the six months ended February 29, 2024, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at February 29, 2024
DWS Multi-Asset Conservative Allocation Fund
Class C	$3,620	$622
DWS Multi-Asset Moderate Allocation Fund
Class C	3,179	532
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2024, the Service Fees were as follows:
Service Fee	Total Aggregated	Unpaid at February 29, 2024	Annualized Rate
DWS Multi-Asset Conservative Allocation Fund
Class A	$32,319	$11,118.24%
Class C	1,198	601.25%
	$33,517	$11,719
DWS Multi-Asset Moderate Allocation Fund
Class A	17,884	7,373.24%
Class C	1,056	398.25%
	$18,940	$7,771
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2024 for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $786 and $619, respectively.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the six months ended February 29, 2024, there was no CDSC for Class C Shares for DWS Multi-Asset Conservative Allocation Fund. For the six months ended February 29, 2024, the CDSC for Class C shares for DWS Multi-Asset Moderate Allocation Fund

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aggregated $9. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the six months ended February 29, 2024, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders”  were as follows:
Other Service Fees	Total Aggregated	Unpaid at February 29, 2024
DWS Multi-Asset Conservative Allocation Fund	$698	$85
DWS Multi-Asset Moderate Allocation Fund	$698	$85
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at February 29, 2024.

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E.
Funds Share Transactions
DWS Multi-Asset Conservative Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	69,318	$878,611	84,578	$1,038,966
Class C	6,991	88,392	20,718	249,437
Class S	47,409	583,206	78,252	957,626
		$1,550,209		$2,246,029
Shares issued to shareholders in reinvestment of distributions
Class A	63,417	$804,021	46,470	$559,781
Class C	2,031	25,836	1,117	13,441
Class S	86,199	1,089,674	68,944	828,769
		$1,919,531		$1,401,991
Shares redeemed
Class A	(180,974)	$(2,253,119)	(345,527)	$(4,160,346)
Class C	(2,488)	(31,488)	(33,909)	(414,584)
Class S	(256,754)	(3,213,279)	(494,256)	(6,050,704)
		$(5,497,886)		$(10,625,634)
Net increase (decrease)
Class A	(48,239)	$(570,487)	(214,479)	$(2,561,599)
Class C	6,534	82,740	(12,074)	(151,706)
Class S	(123,146)	(1,540,399)	(347,060)	(4,264,309)
		$(2,028,146)		$(6,977,614)

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DWS Multi-Asset Moderate Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	41,844	$381,026	82,108	$734,490
Class C	336	3,160	1,340	11,967
Class S	21,782	200,453	20,160	180,766
		$584,639		$927,223
Shares issued to shareholders in reinvestment of distributions
Class A	90,081	$835,951	48,492	$418,486
Class C	4,529	42,165	2,207	19,109
Class S	37,217	344,627	20,237	174,245
		$1,222,743		$611,840
Shares redeemed
Class A	(118,174)	$(1,087,381)	(193,541)	$(1,733,301)
Class C	(1,996)	(18,730)	(18,461)	(165,538)
Class S	(88,681)	(818,771)	(37,090)	(333,432)
		$(1,924,882)		$(2,232,271)
Net increase (decrease)
Class A	13,751	$129,596	(62,941)	$(580,325)
Class C	2,869	26,595	(14,914)	(134,462)
Class S	(29,682)	(273,691)	3,307	21,579
		$(117,500)		$(693,208)
F.
Payments by Affiliates
During the six months ended February 29, 2024, the Advisor agreed to reimburse the Fund $1,404 for losses incurred on trades executed incorrectly for DWS Multi-Asset Moderate Allocation Fund. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

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Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

46	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Information About Each Fund’s Expenses
As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds’ annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund limited the ongoing expenses; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2023 to February 29, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	47

DWS Multi-Asset Conservative Allocation Fund
Expenses and Value of a $1,000 Investment
for the six months ended February 29, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,058.00	$1,054.10	$1,059.50
Expenses Paid per $1,000*	$3.33	$7.15	$2.05
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,021.63	$1,017.90	$1,022.87
Expenses Paid per $1,000*	$3.27	$7.02	$2.01

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Conservative Allocation Fund	.65%	1.40%	.40%

**
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

48	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
Expenses and Value of a $1,000 Investment
for the six months ended February 29, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,082.90	$1,079.20	$1,085.80
Expenses Paid per $1,000*	$3.26	$7.13	$1.97
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,021.73	$1,018.00	$1,022.97
Expenses Paid per $1,000*	$3.17	$6.92	$1.91

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Moderate Allocation Fund	.63%	1.38%	.38%

**
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	49

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, your Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

50	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund”  and collectively, the “Funds” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Funds' Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Funds' Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Funds.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	51

investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing each Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.
DWS Multi-Asset Conservative Allocation Fund.  Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended

52	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

December 31, 2022. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective April 25, 2023. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2023. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
DWS Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2022.
Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant.
DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses” ).
DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Moderate Allocation Fund, which include a 0.097% fee paid to DIMA

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	53

under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge Universe Expenses.
The Board also reviewed data comparing total (net) operating expenses of each other operational share class of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Funds and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.
On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing each Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of each Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of each Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

54	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	55

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

56	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DWS Multi-Asset Conservative Allocation Fund
	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081

DWS Multi-Asset Moderate Allocation Fund
	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	57

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
MULTI-3
(R-026694-14 4/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, each a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2024